Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Composition of Pre-Tax Income (Loss)
The following table presents the composition of pre-tax income (loss) for the years ended December 31, 2018, 2019 and 2020:

	Year Ended December 31,
	2018	2019	2020
	(US$)
Pre-tax income from PRC entities	$4,813,122	$6,790,182	$8,034,879
Pre-tax loss from non-PRC entities	(4,331,928)	(12,166,283)	(10,587,945)
Total pre-tax loss	$481,194	$(5,376,101)	$(2,553,066)

Schedule of Reconciliation of Effective Tax Rate
The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	Year Ended December 31,
	2018	2019	2020
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences(1)	(105.06)%	9.07%	124.93%
Tax rate difference from statutory rate in other jurisdictions(2)	(51.95)%	12.70%	30.23%
Change in valuation allowance(3)	236.64%	(64.00)%	(191.36)%
Effect of tax holiday(4)	(82.96)%	2.34%	(10.78)%
Others	17.00%	(0.01)%	(0.03)%
Effective tax rate	21.84%	(14.90)%	(22.01)%

(1)The permanent differences are primarily related to additional tax deductions for qualified research and development expenses offset by non-deductible share-based compensation expenses.
(2)The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands or the United States.
(3)The change in valuation allowance is primarily attributed to fully provisioning for net operating loss carry-forwards of Agora Lab, Inc.
(4)Dayin obtained its software enterprise certificate in 2018 and is entitled to a tax exemption from EIT for the year of 2018 and a 50% EIT rate reduction for the year of 2019 and 2020.

Schedule of Current and Deferred Income Tax Expense (Benefit)

	Year Ended December 31,
	2018	2019	2020
	(US$)
Current income tax expense	$463,149	$1,137,800	$183,786
Deferred income tax expense (tax benefit)	(358,071)	(336,463)	378,008
Income tax expense	$105,078	$801,337	$561,794

Schedule of Impact of Tax Holidays
The aggregate amount and per share effect of reduction of EIT for Dayin as a result of tax holidays are as follows:

	Year Ended December 31,
	2018	2019	2020
	(US$)
The aggregate amount of effect	399,028	125,630	(275,247)

Components of Deferred Tax Assets	The principle components of the deferred tax assets were as follows:

	As of December 31,
	2019	2020
	(US$)
Deferred tax assets:
Tax loss carry-forwards	$7,614,276	$12,285,078
Payroll liabilities	627,010	297,834
Allowance for doubtful accounts	269,560	457,028
Other deductible temporary difference	52,955	158,337
Deferred tax assets	8,563,801	13,198,277
Less valuation allowance	(7,727,287)	(12,687,777)
Deferred tax assets, net	$836,514	$510,500

Deferred tax liabilities:
Recognition of intangible assets arising from business combination	—	(52,319)
Deferred tax liabilities, net	$—	$(52,319)

Schedule of Movement of Valuation Allowance	Movement of Valuation Allowance

	Year Ended December 31,
	2018	2019	2020
	(US$)
Balance at beginning of the year	$(3,147,795)	$(4,286,495)	$(7,727,287)
Addition in current year	(1,138,700)	(3,440,792)	(4,960,490)
Reversals in current year	—	—	—
Balance at the end of the year	$(4,286,495)	$(7,727,287)	$(12,687,777)